
[Logo - American Funds /(R)/]                   The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/


CLASS    TICKER   F-1....  WSHFX    529-C..  CWMCX
A......  AWSHX    F-2....  WMFFX    529-E..  CWMEX
B......  WSHBX    529-A..  CWMAX    529-F-1  CWMFX
C......  WSHCX    529-B..  CWMBX


SUMMARY
PROSPECTUS

July 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION, DATED JULY 1, 2009, ARE INCORPORATED BY REFERENCE INTO
THIS SUMMARY PROSPECTUS.


Investment objective

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 25 of the fund's prospectus and on page 54 of the fund's statement of additional information.


SHAREHOLDER FEES
 (paid directly from your investment)

----------------------------------------------------SHARE CLASSES--------------
                                                                      F-1, F-2
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed     5.75%  none   none   none      none
 on purchases (as a percentage of
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)



 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------
                                       A       B       C      F-1       F-2
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.15    0.14    0.19    0.14      0.16/*/
-------------------------------------------------------------------------------
 Total annual fund operating         0.67    1.42    1.47    0.67      0.44
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.28%   0.28%   0.28%   0.28%     0.28%
-------------------------------------------------------------------------------
 Distribution and/or service         0.21    1.00    0.99    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.24    0.25    0.25    0.24      0.24
-------------------------------------------------------------------------------
 Total annual fund operating         0.73    1.53    1.52    1.02      0.52
 expenses


                                       1

Washington Mutual Investors Fund / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 A                                $640    $777    $  927     $1,362
---------------------------------------------------------------------
 B                                 645     849       976      1,497
---------------------------------------------------------------------
 C                                 250     465       803      1,757
---------------------------------------------------------------------
 F-1                                68     214       373        835
---------------------------------------------------------------------
 F-2/*/                             45     141       246        555
---------------------------------------------------------------------
 529-A                             665     834     1,016      1,534
---------------------------------------------------------------------
 529-B                             675     922     1,091      1,709
---------------------------------------------------------------------
 529-C                             274     519       886      1,912
---------------------------------------------------------------------
 529-E                             124     364       621      1,351
---------------------------------------------------------------------
 529-F-1                            73     206       350        759


For the share classes listed below, you would pay the following if you did not redeem your shares:


 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
 B                                $145    $449     $776      $1,497
---------------------------------------------------------------------
 C                                 150     465      803       1,757
---------------------------------------------------------------------
 529-B                             175     522      891       1,709
---------------------------------------------------------------------
 529-C                             174     519      886       1,912
---------------------------------------------------------------------


* Amount is based on annualized expenses for a partial year.

                                       2

                                  Washington Mutual Investors Fund / Prospectus

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 39%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard
& Poor's 500 Composite Index (a broad, unmanaged index).

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

Washington Mutual Investors Fund / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999       1.16
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10
[end bar chart]

Highest/Lowest quarterly results during this time period were:


HIGHEST            15.94%  (quarter ended June 30, 2003)
LOWEST            -20.22%  (quarter ended December 31, 2008)


The fund's total return for the three months ended March 31, 2009, was -13.23%.

                                       4

                                  Washington Mutual Investors Fund / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------
 A - Before taxes              7/31/52          -36.95%  -2.51%     0.55%     11.50%
   - After taxes on distributions               -37.41   -3.17     -0.54        N/A
   - After taxes on distributions and sale of   -23.29   -1.93      0.26        N/A
     fund shares



 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
--------------------------------------------------------------------------
 B                               3/15/00      -36.82%  -2.43%      1.48%
--------------------------------------------------------------------------
 C                               3/15/01      -34.28   -2.16      -0.41
--------------------------------------------------------------------------
 F-1                             3/15/01      -33.12   -1.38       0.37
--------------------------------------------------------------------------
 529-A                           2/15/02      -37.02   -2.59      -0.64
--------------------------------------------------------------------------
 529-B                           2/19/02      -36.88   -2.57      -0.38
--------------------------------------------------------------------------
 529-C                           2/15/02      -34.32   -2.23      -0.61
--------------------------------------------------------------------------
 529-E                           3/1/02       -33.34   -1.73      -0.56
--------------------------------------------------------------------------
 529-F-1                         9/16/02      -33.00   -1.31       2.49



 INDEXES/1/ (before         1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
 taxes)
-------------------------------------------------------------------------------
 S&P 500                   -36.99%      -2.19%       -1.38          10.16
 Lipper Growth & Income    -37.54       -2.12        -0.24            N/A
 Funds Index
Class A annualized 30-day yield at April 30, 2009: 2.79%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)


1  The S&P 500 reflects the market sectors in which the fund primarily invests.
   The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan. Results have not been presented for Class F-2 shares since the share class was introduced on August 5, 2008 and does not have a full year of results.

                                       5

Washington Mutual Investors Fund / Prospectus


Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

Portfolio counselors

The primary individual portfolio counselors for the fund are:


 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 ALAN N. BERRO                12 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES K. DUNTON              31 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGORY D. JOHNSON            8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 ROBERT G. O'DONNELL          17 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          10 years         Chairman of the Board,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 RONALD B. MORROW              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 EUGENE P. STEIN               1 year          Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------


Purchase and sale of fund shares


 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------
 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------


You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American
Funds Service Company, or accessing our website (americanfunds.com).

                                       6

                                  Washington Mutual Investors Fund / Prospectus

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.


                                                                                       Investment Company File No. 811-00604
                                                                                  MFGEIP-901-0709P Litho in USA CGD/RRD/8023
-----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International       Capital Guardian     Capital Bank and Trust


                                       7

Washington Mutual Investors Fund / Prospectus


[Logo - American Funds /(R)/]            The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/


CLASS         TICKER        R-3.........  RWMCX
A...........  AWSHX         R-4.........  RWMEX
R-1.........  RWMAX         R-5.........  RWMFX
R-2.........  RWMBX         R-6.........  RWMGX


SUMMARY
RETIREMENT PLAN
PROSPECTUS

July 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED JULY
1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN
PROSPECTUS.


Investment objective

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and on page 54 of the fund's statement of additional information.


 SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none



 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
-------------------------------------------------------------------------------
 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.15   0.16   0.47   0.19   0.16   0.11     0.06/*/
-------------------------------------------------------------------------------
 Total annual fund          0.67   1.43   1.50   0.97   0.69   0.39     0.34
 operating expenses
-------------------------------------------------------------------------------


                                       1

Washington Mutual Investors Fund / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $640    $777     $927      $1,362
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              153     474      818       1,791
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               70     221      384         859
--------------------------------------------------------------------
 R-5                               40     125      219         493
--------------------------------------------------------------------
 R-6/*/                            35     109      191         431
--------------------------------------------------------------------


* Based on estimated amounts for the current fiscal year.

                                       2

                                  Washington Mutual Investors Fund / Prospectus

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 39%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard
& Poor's 500 Composite Index (a broad, unmanaged index).

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

Washington Mutual Investors Fund / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999       1.16
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10
[end bar chart]

Highest/Lowest quarterly results during this time period were:


HIGHEST            15.94%  (quarter ended June 30, 2003)
LOWEST            -20.22%  (quarter ended December 31, 2008)


The fund's total return for the three months ended March 31, 2009, was -13.23%.

                                       4

                                  Washington Mutual Investors Fund / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       7/31/52      -36.95%  -2.51%    0.55%      11.50%



 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     5/29/02      -33.64%  -2.18%     -1.04%
------------------------------------------------------------------
 R-2                     5/31/02      -33.67   -2.17      -1.00
------------------------------------------------------------------
 R-3                      6/4/02      -33.32   -1.70      -0.19
------------------------------------------------------------------
 R-4                     5/20/02      -33.16   -1.42      -0.41
------------------------------------------------------------------
 R-5                     5/15/02      -32.96   -1.13      -0.14



 INDEXES/1/                 1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------
 S&P 500                   -36.99%      -2.19%      -1.38%          10.16%
 Lipper Growth & Income    -37.54       -2.12       -0.24             N/A
 Funds Index
Class A annualized 30-day yield at April 30, 2009: 2.79%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)


1  The S&P 500 reflects the market sectors in which the fund primarily invests.
   The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Results have not been presented for Class R-6 shares since the share class was introduced on May 1, 2009 and does not have a full year of results.

                                       5

Washington Mutual Investors Fund / Prospectus


Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

Portfolio counselors

The primary individual portfolio counselors for the fund are:


 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 ALAN N. BERRO                12 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES K. DUNTON              31 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGORY D. JOHNSON            8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 ROBERT G. O'DONNELL          17 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          10 years         Chairman of the Board,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 RONALD B. MORROW              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 EUGENE P. STEIN               1 year          Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                                  Washington Mutual Investors Fund / Prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.


                                                                                        Investment Company File No. 811-00604
                                                                                   RPGEIP-901-0709P Litho in USA CGD/RRD/8045
------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International       Capital Guardian     Capital Bank and Trust


                                       7

Washington Mutual Investors Fund / Prospectus

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES.
THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.
/s/ JENNIFER L. BUTLER, JENNIFER L. BUTLER SECRETARY


[Logo - American Funds /(R)/]            The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/


CLASS         TICKER        R-3.........  RWMCX
A...........  AWSHX         R-4.........  RWMEX
R-1.........  RWMAX         R-5.........  RWMFX
R-2.........  RWMBX         R-6.........  RWMGX


SUMMARY
RETIREMENT PLAN
PROSPECTUS

July 1, 2009

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S RETIREMENT PLAN
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE
INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S RETIREMENT
PLAN PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION
ABOUT THE FUND ONLINE AT WWW.AMERICANFUNDS.COM/RETIREMENTPROSPECTUS. YOU CAN
ALSO GET THIS INFORMATION AT NO COST BY CALLING 800/421-0180 OR BY SENDING AN
E-MAIL REQUEST TO RETIREMENTPROSPECTUS@AMERICANFUNDS.COM. THE CURRENT
RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, DATED JULY
1, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY RETIREMENT PLAN
PROSPECTUS.


Investment objective

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 20 of the fund's prospectus and on page 54 of the fund's statement of additional information.


 SHAREHOLDER FEES
 (paid directly from your investment)
-------------------------------------------------------------------------------
                                                 CLASS A   ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on           5.75%           none
 purchases
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)              none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed               none           none
 on reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                       none           none



 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------
                              A     R-1    R-2    R-3    R-4    R-5      R-6
-------------------------------------------------------------------------------
 Management fees            0.28%  0.28%  0.28%  0.28%  0.28%  0.28%    0.28%
-------------------------------------------------------------------------------
 Distribution and/or        0.24   0.99   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.15   0.16   0.47   0.19   0.16   0.11     0.06/*/
-------------------------------------------------------------------------------
 Total annual fund          0.67   1.43   1.50   0.97   0.69   0.39     0.34
 operating expenses
-------------------------------------------------------------------------------


                                       1

Washington Mutual Investors Fund / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 A                               $640    $777     $927      $1,362
--------------------------------------------------------------------
 R-1                              146     452      782       1,713
--------------------------------------------------------------------
 R-2                              153     474      818       1,791
--------------------------------------------------------------------
 R-3                               99     309      536       1,190
--------------------------------------------------------------------
 R-4                               70     221      384         859
--------------------------------------------------------------------
 R-5                               40     125      219         493
--------------------------------------------------------------------
 R-6/*/                            35     109      191         431
--------------------------------------------------------------------


* Based on estimated amounts for the current fiscal year.

                                       2

                                  Washington Mutual Investors Fund / Prospectus

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 39%
of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock
Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard
& Poor's 500 Composite Index (a broad, unmanaged index).

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure, which was in effect for many years. The fund has an "Eligible List" -- based on the Investment Standards and approved by the fund's board of directors -- of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List.
The investment adviser monitors the Eligible List and makes recommendations to the board of directors regarding changes necessary for continued compliance with the fund's Investment Standards.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       3

Washington Mutual Investors Fund / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1999       1.16
2000       9.06
2001       1.51
2002     -14.85
2003      25.82
2004       9.92
2005       3.55
2006      18.04
2007       3.97
2008     -33.10
[end bar chart]

Highest/Lowest quarterly results during this time period were:


HIGHEST            15.94%  (quarter ended June 30, 2003)
LOWEST            -20.22%  (quarter ended December 31, 2008)


The fund's total return for the three months ended March 31, 2009, was -13.23%.

                                       4

                                  Washington Mutual Investors Fund / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------
 A                       7/31/52      -36.95%  -2.51%    0.55%      11.50%



 SHARE CLASS          INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
------------------------------------------------------------------
 R-1                     5/29/02      -33.64%  -2.18%     -1.04%
------------------------------------------------------------------
 R-2                     5/31/02      -33.67   -2.17      -1.00
------------------------------------------------------------------
 R-3                      6/4/02      -33.32   -1.70      -0.19
------------------------------------------------------------------
 R-4                     5/20/02      -33.16   -1.42      -0.41
------------------------------------------------------------------
 R-5                     5/15/02      -32.96   -1.13      -0.14



 INDEXES/1/                 1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------
 S&P 500                   -36.99%      -2.19%      -1.38%          10.16%
 Lipper Growth & Income    -37.54       -2.12       -0.24             N/A
 Funds Index
Class A annualized 30-day yield at April 30, 2009: 2.79%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)


1  The S&P 500 reflects the market sectors in which the fund primarily invests.
   The Lipper Growth & Income Funds Index includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See the fund's prospectus for more information on the indexes listed above.
2  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Results have not been presented for Class R-6 shares since the share class was introduced on May 1, 2009 and does not have a full year of results.

                                       5

Washington Mutual Investors Fund / Prospectus


Investment adviser

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

Portfolio counselors

The primary individual portfolio counselors for the fund are:


 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------
 ALAN N. BERRO                12 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES K. DUNTON              31 years         Senior Vice President -
                                               Capital Research Global
                                               Investors
-------------------------------------------------------------------------------
 GREGORY D. JOHNSON            8 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 ROBERT G. O'DONNELL          17 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 JAMES F. ROTHENBERG          10 years         Chairman of the Board,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 RONALD B. MORROW              4 years         Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------
 EUGENE P. STEIN               1 year          Senior Vice President -
                                               Capital World Investors
-------------------------------------------------------------------------------


Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

                                  Washington Mutual Investors Fund / Prospectus

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.


                                                                                        Investment Company File No. 811-00604
                                                                                   RPGEIP-901-0709P Litho in USA CGD/RRD/8045
------------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International       Capital Guardian     Capital Bank and Trust


                                       7

Washington Mutual Investors Fund / Prospectus